Loans (Narrative) (Details) € in Thousands, ₪ in Thousands				1 Months Ended					12 Months Ended
	Oct. 03, 2022 EUR (€)	Jan. 02, 2022	Mar. 12, 2019 EUR (€)	Aug. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€) Installment	Apr. 30, 2019 EUR (€)	Dec. 24, 2014 EUR (€)	May 16, 2012 EUR (€)	Dec. 31, 2022 EUR (€) Installment Number_Of_Loans	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)	Oct. 03, 2022 ILS (₪)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 ILS (₪)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 ILS (₪)	Aug. 31, 2021 ILS (₪)	Feb. 11, 2021 EUR (€)	Feb. 11, 2021 ILS (₪)	Sep. 30, 2018 EUR (€)	Dec. 24, 2014 ILS (₪)	May 16, 2012 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Number of splitting of loans | Number_Of_Loans									2
Loan agreement									€ 273,863	€ 218,895
Long term Facilities rise in 2022									10,600					₪ 40,000
Long term Facilities rise in 2023									16,800					₪ 63,000
Borrowings Transaction Costs									€ (3,082)	10,545
Annual historic average debt service coverage ratio									ADSCR (Average Debt Service Coverage Ratio), a Projected ADSCR and a Projected LLCR (loan life coverage ratio) of 1.25:1.00, (ii) upon a distribution of profits from the project company, maintaining a Historic ADSCR, a Projected ADSCR and a Projected LLCR of 1.20:1.00
Maintaining of annual historic average debt service coverage ratio									annual ADSCR and a Projected ADSCR of 1.05:1.00
Spanish subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 18,400							€ 18,400
Interest rate basis			Euribor 6 months plus a margin of 2% (with a zero interest floor) and repaid semi-annually on June 20 and December 20
Maturity date			December 2037
Description of Debt Equity ratio and holdings			The Facility Agreement provides for mandatory prepayment upon the occurrence of certain events and includes various customary representations, warranties and covenants, including covenants to maintain a DSCR on an aggregate basis not lower than 1.05:1, and not to make distributions unless, among other things: (i) the DSCR, on an aggregate basis, is equal to or higher than 1.15:1.0, (ii) the first instalment of the Project Finance has been repaid, (iii) no amount under the revolving credit tranche has been withdrawn and not fully repaid and no drawdowns of the revolving credit tranche are expected within the next six months, and (iv) the Subsidiaries’ net debt to regulatory value (as such terms are defined in the Facility Agreement) ratio is equal to or higher than 0.7:1.
Spanish subsidiaries [Member] | Swap contract [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis			Euribor 6 month rate with a fixed 6 month rate of approximately 1%, resulting in a fixed annual interest rate of approximately 3%.
Maturity date			December 2037
Notional amount			€ 17,600
Photovoltaic Plants Subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			23,500
Aggregate nominal purchase price																							€ 14,850
Aggregate Book Value Investment In Subsidiary																							€ 14,600
Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement						€ 158,500
Interest rate basis						Talasol entered into a swap agreement for an amount equal to at least 95% of the maximum amount of the term facilities and replacing the Euribor 6 month rate with a fixed 6 month rate of approximately 0.9412%
Revolving Credit Facility1 Member | Spanish subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 800
Ellomay and Ampa Investments Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									7.00%					7.00%
Mezzanine Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									5.00%					5.00%
New Facilities Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Revised weighted average life										11 years 6 months
Original weighted average life										5 years 6 months
Fixed annual interest rate										3.00%
Variable interest rate										3.00%
New Facilities Agreement [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement										€ 175,000
Prepayment Of Outstanding Loan									€ 121,000
Deposit As Debt Service Fund									6,900
Deposit As Security For Letter Of Credit									10,000
Unwinding Of Interest Rate Swap									3,290
Borrowings Transaction Costs									3,000
Expected Special Dividend									€ 30,000
Percentage of security fund monthly reduction									10.00%
Threshold limit of security fund monthly reduction									€ 3,500
June 30, 2044 [Member] | New Facilities Agreement [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement										155,000
December 31, 2042 [Member] | New Facilities Agreement [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement										€ 20,000
Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period									12 years
Number of payments | Installment									144
Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period									12 years
Number of payments | Installment									144
Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period									12 years
Number of payments | Installment									144
Tranche Four [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period									12 years
Number of payments | Installment									144
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest									83.333%
Ellomay Pumped Storage [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	€ 18,655								€ 94,100					₪ 353,000	₪ 66,500
Borrowings amount of pro rata holdings																€ 3,200	₪ 11,500
Ellomay Pumped Storage [Member] | Subsequent Events [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount of pro rata holdings												€ 4,700	₪ 17,500
Ellomay Pumped Storage [Member] | Ellomay and Ampa Investments Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Standby Equity Guarantee									3,300					₪ 12,500
Ellomay Pumped Storage [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	€ 17,194														61,290
Percentage of maximum guaranteed amount	6.35%
Ellomay Pumped Storage [Member] | Senior Secured Tranche[Member] | Bank of Israel interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of maximum guaranteed amount	2.00%
Ellomay Pumped Storage [Member] | Subordinated Secured B Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	€ 1,462														₪ 5,210
Ellomay Pumped Storage [Member] | Construction period of project [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Percentage of maximum guaranteed amount	3.96%
Ellomay Pumped Storage [Member] | Commercial operation [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Percentage of maximum guaranteed amount	3.11%
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 7,538
Reduced cover ratio				5 basis points
Estimated Additional Equity				€ 9,600																₪ 37,000
Manara Project [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Maturity period									19 years 6 months
Manara Project [Member] | Subordinated Secured B Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period									12 years
Manara Project [Member] | Construction period of project [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									3.25%					3.25%
Manara Project [Member] | Construction period of project [Member] | Subordinated Secured B Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									4.35%					4.35%
Manara Project [Member] | Actual Completion Date Of Project [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									2.40%					2.40%
Average annual debt service cover ratio									1.35:1.00
Revised average annual debt service cover ratio									1.34:1.00
Manara Project [Member] | Actual Completion Date Of Project [Member] | Subordinated Secured B Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									3.90%					3.90%
Average annual debt service cover ratio									1.23:1.00
Revised average annual debt service cover ratio									1.24:1.00
Manara Project [Member] | Ellomay Pumped Storage [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement																		€ 21,000	₪ 75,000
Base interest rate of borrowings																		3.25%	3.25%
Manara Project [Member] | Ellomay Pumped Storage [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement																		€ 19,390	₪ 69,133
Manara Project [Member] | Ellomay Pumped Storage [Member] | Subordinated Secured B Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Standby Equity Guarantee																		€ 1,610	₪ 5,867
Manara Project [Member] | Ellomay Pumped Storage [Member] | Construction period of project [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Percentage of maximum guaranteed amount		2.75%
Manara Project [Member] | Ellomay Pumped Storage [Member] | Commercial operation [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Percentage of maximum guaranteed amount		1.90%
Sheva Mizrakot Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest									16.667%
Goor Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period									12 years 3 months
Amount Withdrawn from loan account											€ 5,600
Goor Loan Agreement [Member] | Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 370
Goor Loan Agreement [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 3,510
Borrowings, interest rate									3.00%					3.00%
Fixed annual interest rate									3.45%
Goor Loan Agreement [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 2,090
Borrowings, interest rate									2.50%					2.50%
Fixed annual interest rate									2.65%
GSE 3 UK Limited and Fond-ICO Infraestructuras II, FICC [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 23,247
Interest rate basis						Euribor 6 mount plus 5.27%.
Maturity date						December 31, 2037
Proportion of ownership interest						49.00%
Percentage of minority interest of ownership interest in associate						24.50%
Oude Tonge Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
On Call Credit Facility									100
Amount Withdrawn from loan account											€ 4,850
Oude Tonge Loan Agreement [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 3,150
Borrowings, interest rate									3.10%					3.10%
Maturity period									12 years 3 months
Oude Tonge Loan Agreement [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 1,540
Borrowings, interest rate									2.90%					2.90%
Maturity period									12 years 3 months
Oude Tonge Loan Agreement [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 160
Borrowings, interest rate									3.40%					3.40%
Maturity period									12 years 3 months
Luda And Ellomay Luxemburg Member
Disclosure of detailed information about borrowings [line items]
Description of Debt Equity ratio and holdings									that Groen Goor and Groen Gas Oude Tonge, as applicable, will not make distributions to its shareholders for a period of two years following the execution of the Loan Agreement, (b) that Groen Goor will not make distributions or repurchase its shares so long as the equity (including owners loans) to total assets ratio of Groen Goor is less than 40%, (c) that in the event the equity (including owners loans) to total assets ratio of Groen Goor and Groen Gas Oude Tonge will be below 40%, its shareholders will invest the equity required in order to increase this ratio to 40%, pro rata to their holdings in Groen Goor and Groen Gas Oude Tonge, as applicable, and up to a maximum of €1.2 million
Israeli consortium Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 5,236	€ 16,407													€ 338,000	₪ 1,270,000		₪ 25,000	₪ 80,000
Maturity date							June 30, 2028	December 31, 2031
Borrowings, interest rate							4.52%	4.65%																4.52%	4.65%
Israeli consortium Loan Agreement [Member] | Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate Book Value Investment In Subsidiary									€ 17,100					₪ 64,000
Groen Gas Gelderl And Bv Member
Disclosure of detailed information about borrowings [line items]
Loan agreement					€ 750
On Call Credit Facility									750
Maturity date					5 years
Borrowings, interest rate					3.00%
Maturity period					3 years
Remaining Borrowings Amount					€ 1,890
Number of payments | Installment					56
Groen Gas Gelderl And Bv Member | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 2,453
Borrowings, interest rate									3.60%					3.60%
Groen Gas Gelderl And Bv Member | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 1,200
Borrowings, interest rate									4.50%					4.50%
Fixed annual interest rate									3.50%
Groen Gas Gelderl And Bv Member | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 400
Borrowings, interest rate									3.55%					3.55%
Groen Gas Gelderl And Bv Member | Tranche Four [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 2,847
Fixed annual interest rate									3.50%
Rabobank [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date									August 2025
Borrowings, interest rate									3.10%					3.10%
Fixed annual interest rate									3.95%